INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Effective tax rate
In Thousands of US Dollars
Description	2020	2019	2018
Net loss for the year, before income taxes	$(11,738)	$(13,162)	$(10,594)
Net loss attributable to the Bahamas	(11,012)	(12,841)	(10,416)
Net loss attributable the United States	(725)	(321)	(178)
Domestic tax rate applicable to the Corporation	21%	21%	21%
Income taxes at domestic tax statutory rate	(152)	(67)	(37)
Change in valuation allowance	152	67	37
Deferred tax provision (recovery)	$-	$-	$-

Summary of Unrecognized deferred tax assets
In Thousands of US Dollars
Description	2020	2019	2018
Tax loss carry forward	$1,386	$1,402	$1,558
Patents capitalized and amortized for tax purposes	0	0	4
Unrecognized deferred tax assets	$1,386	$1,402	$1,568

Summary of Net operating loss carryforwards for origination and expiration
In Thousands of US Dollars
Year Originated	Year of Expiration	Amount	Year Originated	Year of Expiration	Amount
2001	2021	664	2011	2031	480
2002	2022	522	2012	2032	177
2003	2023	564	2013	2033	121
2004	2024	353	2014	2034	70
2005	2025	264	2015	2035	127
2006	2026	355	2016	2036	147
2007	2027	.373	2017	2037	140
2008	2028	351	2018	2038	194
2009	2029	86	2019	2039	337
2010	2030	541	2020	2040	732

		Total			$6,598